CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income (loss)	$ (88)	$ 151	$ (158)	$ 328
Adjustments for the following non-cash items:
Depreciation	517	458	1,019	887
Unrealized foreign exchange and financial instruments gain	(122)	(144)	(239)	(274)
Share of (earnings) loss from equity-accounted investments	25	(13)	58	(46)
Deferred income tax expense	3	(18)	(11)	(37)
Other non-cash items	37	(15)	93	22
Dividends received from equity-accounted investments	7	2	8	21
Cash flows from (used in) operations before changes in working capital	379	421	770	901
Changes in due to or from related parties	26	7	84	39
Net change in working capital balances	(174)	(46)	(299)	105
Cash flows from (used in) operating activities	231	382	555	1,045
Financing activities
Proceeds from medium term notes	0	0	297	293
Corporate credit facilities, net	300	0	300	0
Commercial paper, net	80	(180)	556	(249)
Proceeds from non-recourse borrowings	2,161	901	4,039	2,429
Repayment of non-recourse borrowings	(1,359)	(1,577)	(4,205)	(3,199)
Capital contributions from participating non-controlling interests – in operating subsidiaries	325	587	492	1,581
Capital repaid to participating non-controlling interests – in operating subsidiaries	(187)	0	(203)	0
Issuance of equity instruments and related costs	0	630	146	630
Redemption and repurchase of equity instruments	(155)	0	(183)	0
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(269)	(307)	(401)	(449)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(271)	(246)	(531)	(489)
Inflows from related parties	84	102	1,349	102
Outflows to related parties	(201)	(40)	(327)	(139)
Cash flows from (used in) financing activities	508	(130)	1,329	510
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	0	(6)	(11)	(87)
Investment in property, plant and equipment	(820)	(484)	(1,660)	(1,056)
Investment in equity-accounted investments	(74)	(31)	(72)	(124)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	190	69	190	72
Purchases of financial assets	(254)	(93)	(259)	(545)
Proceeds from financial assets	88	376	93	379
Restricted cash and other	(24)	(31)	(10)	(15)
Cash flows from (used in) investing activities	(894)	(200)	(1,729)	(1,376)
Foreign exchange (gain) loss on cash	(27)	16	(44)	30
Cash and cash equivalents
Increase (decrease)	(182)	68	111	209
Net change in cash classified within assets held for sale	(5)	(6)	(16)	(5)
Balance, beginning of period	1,423	1,140	1,141	998
Balance, end of period	1,236	1,202	1,236	1,202
Supplemental cash flow information:
Interest paid	523	363	944	668
Interest received	29	14	53	30
Income taxes paid	$ 31	$ 97	$ 70	$ 128